UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2025 to December 31, 2025

Commission File Numbers of issuing entity: 333-253034-01; 333-278415-01

Central Index Key Number of issuing entity: 0001844964

VERIZON MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Numbers of depositor: 333-253034; 333-278415

Central Index Key Number of depositor: 0001836995

VERIZON ABS II LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Ronald Klein

908-559-5980

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

23-2259884

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey (Address of principal executive offices of the issuing entity)	07920 (Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2023-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2023-4, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-7, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2023-7, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2023-7, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-7, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-3, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-4, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-4, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-4, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-4, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-6, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-8, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-8, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-8, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-8, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2025-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-3, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2025-3, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2025-3, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-3, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-5, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2025-5, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2025-5, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-5, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-7, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2025-7, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2025-7, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-7, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-9, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2025-9, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2025-9, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-9, Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Master Trust for the distribution period commencing on December 1, 2025 and ending on December 31, 2025 is set forth in the monthly investor reports relating to the January 20, 2026 distribution, which are attached to this Form 10-D as the Exhibits listed under Item 10 below.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Master Trust for the distribution period commencing on December 1, 2025 and ending on December 31, 2025. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on January 26, 2026 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Master Trust.

Pursuant to the requirements of Item 1121(b) of Regulation AB, (i) there are no material changes to the information provided in (1) the Series 2023-1 prospectus dated January 20, 2023, (2) the Series 2023-4 prospectus dated June 27, 2023, (3) the Series 2023-7 prospectus dated November 9, 2023, (4) the Series 2024-3 prospectus dated April 16, 2024, (5) the Series 2024-4 prospectus dated June 25, 2024, (6) the Series 2024-6 prospectus dated September 9, 2024, (7) the Series 2024-8 prospectus dated November 18, 2024, (8) the Series 2025-1 prospectus dated January 15, 2025, (9) the Series 2025-3 prospectus dated March 25, 2025, (10) the Series 2025-5 prospectus dated June 17, 2025, (11) the Series 2025-7 prospectus dated September 10, 2025 and (12) the Series 2025-9 prospectus dated November 18, 2025 (each, a “Prospectus”) pursuant to Items 1110 and 1112 of Regulation AB and (ii) certain changes to the information provided in each Prospectus or otherwise previously disclosed in one or more reports filed under the Securities Exchange Act of 1934, as amended, pursuant to Item 1111 of Regulation AB are provided in Section XI of the monthly investor report relating to the January 20, 2026 distribution, attached as Exhibit 99.1 to this Form 10-D, and in the tables set forth below.

The following tables show the characteristics or distributions of some characteristics of the pool of receivables (including all of the receivables acquired by Verizon Master Trust after May 25, 2021 and on or before December 31, 2025) (which are collectively referred to as the “Receivables”) as of December 31, 2025. The values and percentages in the following tables may not sum to total due to rounding. All percentages and averages are based on the aggregate principal balance of the Receivables as of December 31, 2025 unless otherwise stated.

Number of Receivables	56,901,197
Number of accounts	22,914,302
Aggregate original Principal Balance	$50,215,970,921.36
Aggregate Principal Balance	$28,876,305,819.26
Principal Balance
Minimum	$0.01
Maximum	$2,610.00
Average	$507.48
Average monthly payment	$24.52
Weighted average remaining installments (in months)(1)	25
Weighted average FICO® Score of Consumer Obligors under Consumer Receivables(1)(2)(3)	728
Percentage of Consumer Receivables with Consumer Obligors without a FICO® Score(3)	3.46%
Percentage of Receivables with Obligors with smart phones	90.55%
Percentage of Receivables with Obligors with other wireless devices	9.45%
Percentage of Receivables with Obligors with upgrade eligibility(4)	61.82%
Percentage of Receivables with device protection that includes insurance	25.35%
Percentage of Receivables with account level protection that include insurance(5)	41.05%
Geographic concentration (Top 3 States)(6)
California	9.91%
Florida	6.14%
Texas	5.89%
Weighted average Customer Tenure (in months)(1)(7)	131
Percentage of Receivables with monthly payments	100.00%
Percentage of Receivables with 0.00% APR	100.00%
Percentage of Receivables with 36 month original term	99.93%
Percentage of Receivables with 30 month original term	0.02%
Percentage of Receivables with 24 month original term	0.05%
Financing for wireless devices	100.00%
Unsecured Receivables	10.82%
Secured Receivables(8)	89.18%
Percentage of Receivables that are Consumer Receivables	89.18%
Percentage of Receivables that are Business Receivables	10.82%

(1)	Weighted averages are weighted by the aggregate principal balance of the applicable Receivables as of December 31, 2025.
(2)	Excludes consumer Receivables that have consumer obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)

This FICO® Score reflects the FICO® Score 8 of the related consumer obligor under a consumer Receivable. The FICO® Score is calculated, with respect to each consumer obligor on or about the date on which the consumer Receivable was originated.

(4)	Comprised of obligors whose wireless devices are subject to Verizon Wireless’ current upgrade program.
(5)

See “Origination and Description of Device Payment Plan Agreement Receivables—Insurance on Wireless Devices” in each Prospectus. Includes account level device protection that includes insurance and line level device protection that includes insurance associated with the Receivable’s active line either at the time of origination or added within 30 days of origination, while remaining active as of the date that is 30 days following origination. “Account level device protection that includes insurance” above excludes Receivables with device protection that includes insurance.

(6)	Based on the billing addresses of the obligors under the Receivables.
(7)	For a complete description of the calculation of customer tenure, see “Schedule I—Glossary of Defined Terms” in each Prospectus.
(8)	Includes Receivables that are secured by the related wireless device and have a perfected security interest in such wireless device.

Geographic Concentration of the Receivables(1)

Geographic Concentration	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
California	5,498,230	$2,861,014,764.76	9.91%
Florida	3,429,779	1,774,219,133.63	6.14
Texas	3,276,136	1,701,067,676.48	5.89
New York	3,272,945	1,696,056,810.70	5.87
Ohio	2,482,999	1,213,667,767.20	4.20
North Carolina	2,278,637	1,153,959,523.12	4.00
Pennsylvania	2,284,493	1,124,659,916.99	3.89
New Jersey	2,097,098	1,084,149,395.99	3.75
Michigan	2,039,866	1,026,997,558.24	3.56
Illinois	2,012,893	1,011,714,778.84	3.50
Georgia	1,972,297	1,011,020,573.51	3.50
Virginia	1,951,974	997,681,888.36	3.46
Arizona	1,764,287	920,514,874.15	3.19
All other	22,539,563	11,299,581,157.29	39.13

Total	56,901,197	$28,876,305,819.26	100.00%

(1)	The table shows the states with concentrations greater than 3.00% of the aggregate principal balance of the Receivables as of December 31, 2025 based on the billing addresses of the related obligors.

Distribution of the FICO® Score of the Consumer Receivables(1)

FICO® Score	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance	Percentage of Overall Device Payment Plan Agreement Portfolio(2)
No FICO® Score(3)	1,834,351	$891,838,238.59	3.46%	4.15%
250 – 599	6,447,305	3,468,971,123.81	13.47	15.12
600 – 649	4,134,058	2,115,909,198.20	8.22	8.88
650 – 699	5,359,311	2,717,448,027.72	10.55	11.04
700 – 749	7,056,523	3,608,344,133.67	14.01	13.78
750 or greater	24,946,009	12,948,066,856.45	50.28	47.03

Total	49,777,557	$25,750,577,578.44	100.00%	100.00%

(1)

This FICO® Score reflects the FICO® Score 8 of the related consumer obligor. The FICO® Score is calculated with respect to each consumer obligor on or about the date on which such consumer Receivable was originated.

(2)

Represents the aggregate principal balance of device payment plan agreements in the device payment plan agreement portfolio in each FICO® Score range as a percentage of the aggregate principal balance of the device payment plan agreement portfolio as of December 31, 2025.

(3)	Represents consumer Receivables that have consumer obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.

Distribution of the Customer Tenure of the Receivables(1)

Customer Tenure	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Less than 7 months	7,772,592	$3,339,820,094.80	11.57%
7 months to less than 12 months	636,907	275,335,691.48	0.95
12 months to less than 24 months	2,067,393	994,131,426.39	3.44
24 months to less than 36 months	2,979,394	1,593,692,815.19	5.52
36 months to less than 48 months	2,705,040	1,447,747,140.66	5.01
48 months to less than 60 months	2,541,286	1,325,811,557.43	4.59
60 months or greater	38,198,585	19,899,767,093.31	68.91

Total	56,901,197	$28,876,305,819.26	100.00%

(1)	For a complete description of the calculation of customer tenure, see “Schedule I—Glossary of Defined Terms” in each Prospectus.

Distribution of the Remaining Installments on the Receivables
Remaining Installments	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
36 months	1,171,097	$1,107,371,130.62	3.83%
35 months	2,226,860	2,127,640,585.24	7.37
34 months	1,706,840	1,606,983,989.72	5.57
33 months	1,785,738	1,617,002,402.89	5.60
32 months	1,496,567	1,273,421,961.14	4.41
31 months	1,566,067	1,258,812,794.81	4.36
30 months	1,649,430	1,285,495,698.62	4.45
29 months	1,891,531	1,432,743,023.24	4.96
28 months	1,731,132	1,253,661,913.39	4.34
27 months	1,973,469	1,386,712,888.44	4.80
26 months	1,596,637	1,075,834,247.11	3.73
25 months	1,359,863	860,607,427.24	2.98
24 months	2,024,063	1,221,212,256.94	4.23
23 months	2,540,071	1,479,323,909.24	5.12
22 months	1,983,802	1,144,932,448.31	3.96
21 months	1,876,994	1,066,629,435.63	3.69
20 months	1,409,685	720,106,534.51	2.49
19 months	1,393,004	661,419,778.96	2.29
18 months	1,345,926	602,803,039.47	2.09
17 months	1,397,205	591,269,983.56	2.05
16 months	1,266,330	509,608,880.47	1.76
15 months	1,336,058	500,154,656.89	1.73
14 months	1,340,411	468,694,399.52	1.62
13 months	1,370,813	456,772,520.96	1.58
12 months	1,696,840	490,974,296.53	1.70
11 months	2,034,746	543,601,843.36	1.88
10 months	1,645,534	433,360,011.80	1.50
9 months	1,609,153	385,569,037.42	1.34
8 months	1,196,600	239,800,464.05	0.83
7 months	1,112,903	192,522,790.54	0.67
6 months	1,108,223	168,013,502.03	0.58
5 months	1,093,879	140,049,234.58	0.48
4 months	1,061,070	109,777,785.84	0.38
3 months	1,200,307	97,313,697.55	0.34
2 months	1,142,775	70,406,297.55	0.24
1 months	1,004,894	38,605,010.61	0.13
0 months	1,554,680	257,095,940.48	0.89

Total	56,901,197	$28,876,305,819.26	100.00%

PART II — OTHER INFORMATION

Item 9.  Other Information.

Verizon Master Trust redeemed the Series 2024-1 notes on December 22, 2025, which was the Anticipated Redemption Date (as defined in the Series 2024-1 prospectus filed by Verizon Master Trust with the Securities and Exchange Commission on January 11, 2024) for Series 2024-1.

Item 10.  Exhibits.

Exhibit 99.1	Monthly investor report relating to the January 20, 2026 distribution (Verizon Master Trust).

Exhibit 99.2	Monthly investor report relating to the January 20, 2026 distribution (Verizon Master Trust Series 2023-1).

Exhibit 99.3	Monthly investor report relating to the January 20, 2026 distribution (Verizon Master Trust Series 2023-4).

Exhibit 99.4	Monthly investor report relating to the January 20, 2026 distribution (Verizon Master Trust Series 2023-7).

Exhibit 99.5	Monthly investor report relating to the January 20, 2026 distribution (Verizon Master Trust Series 2024-3).

Exhibit 99.6	Monthly investor report relating to the January 20, 2026 distribution (Verizon Master Trust Series 2024-4).

Exhibit 99.7	Monthly investor report relating to the January 20, 2026 distribution (Verizon Master Trust Series 2024-6).

Exhibit 99.8	Monthly investor report relating to the January 20, 2026 distribution (Verizon Master Trust Series 2024-8).

Exhibit 99.9	Monthly investor report relating to the January 20, 2026 distribution (Verizon Master Trust Series 2025-1).

Exhibit 99.10	Monthly investor report relating to the January 20, 2026 distribution (Verizon Master Trust Series 2025-3).

Exhibit 99.11	Monthly investor report relating to the January 20, 2026 distribution (Verizon Master Trust Series 2025-5).

Exhibit 99.12	Monthly investor report relating to the January 20, 2026 distribution (Verizon Master Trust Series 2025-7).

Exhibit 99.13	Monthly investor report relating to the January 20, 2026 distribution (Verizon Master Trust Series 2025-9).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: January 30, 2026

VERIZON MASTER TRUST

(Issuing Entity)

By:	Cellco Partnership,

solely as servicer

By:	/s/ Jon Ransegnola

Name: Jon Ransegnola

Title: Assistant Treasurer